Organization and Principal Activities	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Lianluo Smart Limited ("Lianluo Smart" or the "Company") (previously known as "Dehaier Medical Systems Limited") was incorporated as an international business company under the International Business Companies Act, 1984, in the British Virgin Islands on July 22, 2003. On November 21, 2016, the Company changed its name from Dehaier Medical Systems Limited to Lianluo Smart Limited, and its NASDAQ stock ticker from DHRM to LLIT.

Lianluo Smart distributed and provided after-sale services for medical equipment in China mainly through its wholly-owned subsidiary, Beijing Dehaier Medical Technology Co., Limited ("BDL").

On February 1, 2016, Lianluo Connection Medical Wearable Device Technology (Beijing) Co., Ltd. ("LCL") was formed in Beijing, the PRC, for the business development in the portable health device market.

During the late 2015, BDL intended to discontinue part of its product lines among the traditional medical device business, which has been approved by the Board of Resolution on February 22, 2016.

Currently, Lianluo Smart owns 100% of LCL and LCL owns 100% of BDL.

Lianluo Smart, through its subsidiaries, now distributes branded, proprietary medical equipment, such as sleep apnea machines, ventilator air compressors, and laryngoscope. Standard product registration, product certification and quality management system have been established; ISO13485 industry standard has also already been passed. It also has the distribution rights for a number of international medical equipment suppliers for products including ventilator, laryngoscope, sleep apnea machines and other medical equipment accessories. Starting from fiscal 2018 the Company is providing examination service to hospitals and medical centers through its developed medical wearable device. Doctors could refer to examination result provided by the device in making diagnosis regarding Obstructive Sleep Apnea Syndrome ("OSAS").

"Lianluo Smart" and the "Company" collectively refer to Lianluo Smart, a BVI registered company, and its subsidiaries, BDL and LCL.